16. Short-term borrowings and long-term borrowings (Details - Debt) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Short-term bank borrowings	$ 8,050	$ 11,769
Loan financing through on-line platform	92,769	67,219
Other short-term borrowings	0	3,068
Current portion of long-term borrowings	7,907	2,078
Total short-term borrowings and current portion of long-term borrowings	108,726	84,134
Long term bank borrowings	9,498	2,936
Other long-term borrowings	8,232	7,710
Loan financing through on-line platform	0	6,525
Total long-term borrowings	17,730	17,171
Less: current portion of long-term borrowings	(7,907)	(2,078)
Total long-term borrowings, excluding current portion	9,823	15,093
Total borrowings	$ 118,549	$ 99,227